Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 8,701,895	$ 18,494,248
Accounts receivable, net of allowances for doubtful accounts of $929,800 and $404,755, respectively	7,015,278	5,046,497
Inventories	448,771	274,311
Prepaid production costs	986,498	283,553
Prepaid expenses and other current assets	4,422,307	623,292
Total current assets	21,574,749	24,721,901
Other non-current assets	534,915	336,923
Non-current assets
Property and equipment, net	9,528,427	2,664,366
Total assets	31,638,091	27,723,190
Current liabilities:
Accounts payable	3,987,129	1,528,790
Due to related party	2,513,347	1,313,062
Accrued compensation	3,096,556	1,350,539
Accrued and other liabilities	11,610,233	167,384
Advances from customers	258,089	25,012
Deferred revenue	0	5,350
Warrant liability	2,968,435	199,408
Current portion of long-term debt	13,265,588	413,930
Total current liabilities	37,699,377	5,003,475
Other long-term liabilities	396,258	0
Term loans - net of current portion and debt issuance costs	16,775,836	314,389
Related party convertible notes and derivative liabilities	16,856,558	0
Total liabilities	71,728,029	5,317,864
Commitments and Contingencies
Temporary equity
Class A common stock, $0.0001 par value, subject to possible redemption; 30,593,349 shares at redemption value	74,290,250	74,290,250
Stockholders' (Deficit) Equity:
Common Stock, Value	404	343
Accumulated deficit	(123,272,373)	(55,388,475)
Treasury Stock, held at cost; 650,000 shares outstanding as of December 31, 2021 and December 31, 2020	(221,000)	(221,000)
Additional paid-in capital	9,112,781	3,724,208
Total stockholders' (deficit) equity	(114,380,188)	(51,884,924)
Total liabilities and stockholders' (deficit) equity	31,638,091	27,723,190
ECP Environmental Growth Opportunities Corp
Current assets
Cash and cash equivalents	82,234	24,980
Prepaid expenses	727,790
Total current assets	810,024	24,980
Deferred offering costs associated with the initial public offering		369,379
Marketable securities held in Trust Account	345,033,673
Prepaid expenses – non-current	77,523
Non-current assets
Total assets	345,921,220	394,359
Current liabilities:
Accounts payable	81,235	100,187
Franchise tax payable	178,937
Working capital loans	499,702
Accrued expenses	3,409,293	269,192
Total current liabilities	4,169,167	369,379
Derivative warrant liabilities	10,497,866
Forward purchase agreement	175,000
Deferred underwriting commission	12,075,000
Total liabilities	26,917,033	369,379
Commitments and Contingencies
Stockholders' (Deficit) Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	0	24,137
Accumulated deficit	(25,996,676)	(20)
Total stockholders' (deficit) equity	(25,995,813)	24,980
Total liabilities and stockholders' (deficit) equity	345,921,220	394,359
Class A Common Stock | ECP Environmental Growth Opportunities Corp
Temporary equity
Class A common stock, $0.0001 par value, subject to possible redemption; 30,593,349 shares at redemption value	345,000,000
Stockholders' (Deficit) Equity:
Common Stock, Value	0
Class B Common Stock | ECP Environmental Growth Opportunities Corp
Stockholders' (Deficit) Equity:
Common Stock, Value	863	863
Series Seed Preferred Stock [Member]
Temporary equity
Class A common stock, $0.0001 par value, subject to possible redemption; 30,593,349 shares at redemption value	1,892,812	1,892,812
Series Seed One Preferred Stock [Member]
Temporary equity
Class A common stock, $0.0001 par value, subject to possible redemption; 30,593,349 shares at redemption value	2,892,300	2,892,300
Series A One Preferred Stock [Member]
Temporary equity
Class A common stock, $0.0001 par value, subject to possible redemption; 30,593,349 shares at redemption value	5,714,281	5,714,281
Series A Two Preferred Stock [Member]
Temporary equity
Class A common stock, $0.0001 par value, subject to possible redemption; 30,593,349 shares at redemption value	2,778,882	2,778,882
Series A Three Preferred Stock [Member]
Temporary equity
Class A common stock, $0.0001 par value, subject to possible redemption; 30,593,349 shares at redemption value	4,285,715	4,285,715
Series B Preferred Stock [Member]
Temporary equity
Class A common stock, $0.0001 par value, subject to possible redemption; 30,593,349 shares at redemption value	$ 56,726,260	$ 56,726,260